Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 – Organization and Basis of Presentation

The unaudited condensed consolidated financial statements were prepared by T.A.G. Acquisitions Ltd. (the “Company”), pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly present the operating results for the respective periods. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) were omitted pursuant to such rules and regulations. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and footnotes included in the Company’s Annual Report on Form 10-K filed with the SEC on April 14, 2015. The results for the nine months ended September 30, 2015, are not necessarily indicative of the results to be expected for the year ending December 31, 2015.

Description of Business

The Company (formerly Surprise Valley Acquisition Corporation) was incorporated on May 20, 2014 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. On November 17, 2014, the Company changed its name to T.A.G. Acquisitions, LTD and filed the amendment with the State of Delaware.

The Company is in the business of seeking out exceptional conversion opportunities, large multi-family and commercial office properties (as opposed to hospitality, retail, or industrial investment properties), for which significant value and profitability can be realized through the carefully managed aesthetic improvements, strategic marketing, and restructured management. The Company calls this “repositioning.” The Company’s sales and marketing strategies are also focusing on ways in which “pricing concepts are marketed” to its customers. Perks, privileges, tie-ins to strategic marketing partners, packages, discounts, and loyalty rewards for longer-term lessees are all under consideration as techniques to acquire new lessees and drive revenue. The Company is involved in multiple real estate investment opportunities throughout the United States, but it is initially focusing on areas in and around New York City and in Houston, Texas. In the New York City area, its initial, and first target is Newark, New Jersey. The Company is seeking to acquire and develop three multi-family complexes in a high quality residential zone in Newark, New Jersey, in an area close to Penn Station. The Company is actively seeking other opportunities in the area as well, with its main geographic criterion being properties within a 30-minute commute of New York City. Subsequently, the Company will seek similar “repositioning” targets in Houston, Texas.